Debt - Summary of German Private Placement Tranches (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying value | $		$ 373,748	$ 383,675
June 2027 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 14.5
Interest rate		1.61%
Carrying value | $		$ 17,032	15,050
July 2025 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 51.5
Interest rate	0.55%
Carrying value | $		$ 0	53,481
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 62.0
Interest rate		2.741%
Carrying value | $		$ 72,814	64,323
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 29.5
Interest rate	0.70%
Carrying value | $		$ 34,645	30,605
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 37.0
Interest rate		3.044%
Carrying value | $		$ 43,430	38,371
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 103.0
Interest rate	0.85%
Carrying value | $		$ 120,898	106,818
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 9.5
Interest rate		3.386%
Carrying value | $		$ 11,146	9,849
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 7.5
Interest rate	1.00%
Carrying value | $		$ 8,800	7,776
August 2035 | German Private Placement (2022 Schuldschein)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 70.0
Interest rate		3.04%
August 2035 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 70.0
Interest rate		3.04%
Carrying value | $		$ 82,015	$ 72,452